Loan facilities and lines of credit (Table)	12 Months Ended
Dec. 31, 2023
Lines of credit and loan facilities
Schedule of long-term borrowings
As of December 31, 2023, the long-term borrowings, including the portion due within one year which were recoded in “short-term debts”, will be repaid according to the following schedule:

As of December 31, 2023
(RMB in millions)
2024	471
2025	3,836
2026	2,745
2027	8,239
2028	9,288
2029 and thereafter	7,447

32,026

Schedule of debt
As of December 31, 2023, the Group’s loan facilities were classified into different types as follows:

As of December 31, 2023
(RMB in millions)
Unsecured senior notes (Note 17)	10,411
Unsecured borrowings (*)	25,202
Secured borrowings (**)	11,387

Total	47,000

(*)
As of December 31, 2023, the unsecured borrowings mainly consisted of borrowings without collaterals under loan facility agreements from well-known financial institutions. The major unsecured borrowings are listed as below.